Commitments and Contingencies (Details Textual 1)	12 Months Ended			0 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2013 USD ($)	Jun. 04, 2012 Apex USD ($)	Jun. 04, 2012 Apex CAD	Sep. 30, 2013 Apex USD ($)	Sep. 30, 2013 Apex CAD	Dec. 31, 2012 Apex USD ($)	Dec. 31, 2012 Apex CAD	Sep. 30, 2012 Apex USD ($)	Jun. 04, 2012 Apex Estimate Of Fair Value, Fair Value Disclosure [Member] USD ($)	Jun. 04, 2012 Apex Estimate Of Fair Value, Fair Value Disclosure [Member] CAD	Sep. 30, 2013 Apex Estimate Of Fair Value, Fair Value Disclosure [Member] USD ($)	Sep. 30, 2013 Apex Estimate Of Fair Value, Fair Value Disclosure [Member] CAD	Dec. 31, 2012 Apex Estimate Of Fair Value, Fair Value Disclosure [Member] USD ($)	Sep. 30, 2013 Apex Convertible Preferred stock Series D Preferred Stock USD ($)	Dec. 31, 2012 Apex Convertible Preferred stock Series D Preferred Stock USD ($)
Employment Agreement [Line Items]
Escrow percentage of any equity capital raised																25.00%	25.00%
Equity capital raised in excess																$ 500,000	$ 500,000
Issuance of convertible series D preferred stock	7,042,000															7,042,000	7,042,000
Amount paid in consideration to Apex				4,801,000	5,000,000	713,000	735,000				1,033,000	1,076,000	1,033,000	1,076,000	4,801,000
Undiscounted payment in consideration for Apex achieving certain levels of EBITDA				3,361,000	3,500,000	331,000	341,000			331,000
Fair value of bonus to be paid to CEO						153,000	160,000	153,000	160,000
Fair value of bonus to be paid to CEO, Accrued earn out recognized						154,000	160,000	160,000	160,000
Fair Value Earn Out Payment Due			$ 1,600,000